Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(370.00%)	(5.00%)	(25.00%)
Additional tax deduction	(236.00%)	11.00%	4.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	111.00%	(9.00%)	(4.00%)
Non-Deductible expense	471.00%	(22.00%)